TRADE RECEIVABLE (Schedule of Aging Analysis of Trade Receivables) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 8,408	¥ 60,988	¥ 57,280
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,010	14,577	18,401
Not Later Than One Year To Two [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,800	13,058	13,896
Not Later Than Two Year To Three [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,635	11,860	4,518
Over Three Years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,963	¥ 21,493	¥ 20,465